Document and Entity Information	Dec. 23, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	0000878719
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 23, 2019
Prospectus Date	Mar. 01, 2019